GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Goodwill [Line Items]
Balance at beginning of year	$ 47,326	$ 59,847
Goodwill upon acquisition	607	0
Goodwill impairment charge	0	11,211	$ 0
Translation adjustment	426	(1,310)
Balance at the end of year	$ 48,359	$ 47,326	$ 59,847